OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Liabilities [Line Items]
Deferred income	€ 271,817	€ 274,186
Advances and security deposits	145,394	167,293
Accrued expenses	81,408	77,024
Payables to personnel	25,434	38,488
Social security payables	18,209	20,553
Other	47,481	42,806
Total other liabilities	589,743	620,350
Maintenance and power warranty programs
Disclosure of Other Liabilities [Line Items]
Deferred income	€ 204,987	€ 192,705